Accounts Receivable - Table 2 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Activity Related to our Allowance for Doubtful Accounts
Balance at Beginning of Period	$ 22.7	$ 30.1	$ 27.6
Additions and Charges to Expense	21.0	16.4	30.7
Deductions and Accounts Written off	(22.3)	(23.8)	(28.2)
Balance at End of Period	$ 21.4	$ 22.7	$ 30.1